Unit-based Compensation - Summary of VAP Units Outstanding and Vested (Detail) - Officers Employees And Directors [Member] - Value Appreciation Rights [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Schedule of Share based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Balance at beginning of period	4,039,620	4,389,257	5,053,182	7,574,464
Granted	0	0	0	0
Exercised	(255,845)
Forfeited	(92,664)	(349,637)	(663,925)	(2,521,282)
Balance at end of period	3,691,111	4,039,620	4,389,257	5,053,182
Vested at September 25, 2021	3,554,588	3,672,430
Vested and exercisable at September 25, 2021	2,369,725	2,448,287